DEBT OUTSTANDING (Details 2)	1 Months Ended			3 Months Ended				12 Months Ended		1 Months Ended		12 Months Ended	1 Months Ended						3 Months Ended				12 Months Ended	1 Months Ended	24 Months Ended					1 Months Ended		12 Months Ended									3 Months Ended
	Nov. 30, 2011 USD ($)	Jun. 30, 2009	May 31, 2008 USD ($)	Dec. 31, 2011 USD ($)	Jun. 30, 2011 USD ($)	Mar. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	May 31, 2011 Common Stock	May 31, 2008 Common Stock USD ($)	Dec. 31, 2011 Common Stock	Sep. 30, 2011 Senior unsecured notes USD ($)	Sep. 30, 2011 Three-year senior unsecured notes USD ($) Y	Sep. 30, 2011 Five-year senior unsecured notes USD ($) Y	Dec. 31, 2011 General borrowings USD ($)	Dec. 31, 2011 General borrowings Notes and bonds payable USD ($)	Dec. 31, 2010 General borrowings Senior unsecured notes USD ($)	Dec. 31, 2010 General borrowings Three-year senior unsecured notes USD ($) Y	Dec. 31, 2010 General borrowings Ten-year senior unsecured notes USD ($) Y	Dec. 31, 2011 General borrowings Medium-term note program USD ($)	Dec. 31, 2011 General borrowings Euro medium-term note program USD ($)	Dec. 31, 2011 General borrowings Euro medium-term note program MIP USD ($)	May 31, 2008 General borrowings Junior subordinated debt USD ($) series	Dec. 31, 2008 General borrowings Junior subordinated debt USD ($) series	Dec. 31, 2011 General borrowings Junior subordinated debt USD ($)	Dec. 31, 2011 Shelf Registration in Japan USD ($)	Dec. 31, 2011 Shelf Registration in Japan JPY (¥)	Dec. 31, 2011 6.25 percent senior notes due in 2036	Nov. 30, 2010 Equity Units USD ($) transaction	May 31, 2008 Equity Units USD ($) series	Dec. 31, 2011 Equity Units USD ($) unit series	Dec. 31, 2011 6.820 percent new Dollar notes due November 15, 2037	Nov. 30, 2011 6.820 percent new Dollar notes due November 15, 2037 Junior subordinated debt USD ($)	Dec. 31, 2011 6.765 percent new Sterling notes due November 15, 2017	Nov. 30, 2011 6.765 percent new Sterling notes due November 15, 2017 Junior subordinated debt USD ($)	Nov. 30, 2011 6.765 percent new Sterling notes due November 15, 2017 Junior subordinated debt GBP (£)	Dec. 31, 2011 6.797 percent Euro notes due November 15, 2017	Nov. 30, 2011 6.797 percent Euro notes due November 15, 2017 Junior subordinated debt USD ($)	Nov. 30, 2011 6.797 percent Euro notes due November 15, 2017 Junior subordinated debt EUR (€)	Dec. 31, 2011 Exchange of notes Series A-1 Junior Subordinated Debentures USD ($)	Dec. 31, 2011 Exchange of notes Series A-2 and Series A-8 Junior Subordinated Debentures USD ($)	Dec. 31, 2011 Exchange of notes Series A-2 and Series A-8 Junior Subordinated Debentures GBP (£)	Dec. 31, 2011 Exchange of notes Series A-3 Junior Subordinated Debentures USD ($)	Dec. 31, 2011 Exchange of notes Series A-3 Junior Subordinated Debentures EUR (€)	Dec. 31, 2011 Exchange of notes 6.820 percent new Dollar notes due November 15, 2037 USD ($)	Dec. 31, 2011 Exchange of notes 6.765 percent new Sterling notes due November 15, 2017 USD ($)	Dec. 31, 2011 Exchange of notes 6.765 percent new Sterling notes due November 15, 2017 GBP (£)	Dec. 31, 2011 Exchange of notes 6.797 percent Euro notes due November 15, 2017 USD ($)	Dec. 31, 2011 Exchange of notes 6.797 percent Euro notes due November 15, 2017 EUR (€)
DEBT OUTSTANDING
Amount of debt issued																		$ 2,000,000,000	$ 500,000,000	$ 1,500,000,000					$ 12,500,000,000									$ 256,000,000		$ 1,030,000,000	£ 662,000,000		$ 545,000,000	€ 421,000,000
Term of notes (in years)														3	5				3	10
Proceeds from issuance of senior unsecured notes													2,000,000,000	1,200,000,000	800,000,000
Outstanding debt				73,400,000,000				73,400,000,000								23,923,000,000	12,725,000,000				5,700,000,000	7,800,000,000				9,327,000,000
Gain resulting from foreign exchange translation into U.S. dollars																							174,000,000
Maximum principal amount of senior notes that may be issued under shelf registration statement in Japan																											3,900,000,000	300,000,000,000
Original amount of debt converted								1,843,000,000																																	312,000,000	1,260,000,000	812,000,000	766,000,000	591,000,000
Converted amount debt instrument								(2,392,000,000)																																						256,000,000	1,030,000,000	662,000,000	545,000,000	421,000,000
Number of series of securities in which debt is issued																								3	8						3
Interest rate (as a percent)																													6.25%				6.82%		6.765%			6.797%
Gain on conversion of debt	484,000,000			484,000,000	(79,000,000)	(3,313,000,000)	(104,000,000)	(2,908,000,000)	(104,000,000)																							(47,000,000)
Deferred gain on conversion of debt	65,000,000
Numerator of reverse split ratio of the company's Common Stock (in shares)		1
Denominator of reverse split ratio of the company's Common Stock (in shares)		20
Proceeds from sale of common stock and equity units			20,000,000,000
Sale of common stock in a public offering (in shares)								100,799,653		100,000,000	9,835,526	100,799,653
Sale price of common stock in a public offering (in dollars per share)											$ 760
Sale of equity units in a public offering (in shares)																															78,400,000
Sale price of equity units in a public offering (in dollars per share)																															$ 75
Proceeds from unregistered offerings of junior subordinated debentures																								6,900,000,000
Number of equity units exchanged for common stock (in shares)																														49,474,600
Number of shares of common stock issued in exchange for equity units (in shares)																														4,881,667
Cash received on exchange transaction																														162,000,000
Exchange ratio (in shares)																														0.09867
Cash paid in exchange of equity units (in dollars per share)																														$ 3.2702
Recognition of loss on exchange																														104,000,000
Exchange of units, number of transactions																														2
Number of units outstanding																																28,925,400
Number of series of debentures remarketed																																3
Aggregate principal amount of debt purchased and retired																																$ 2,200,000,000